Borrowings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Borrowings
20.	BORROWINGS

a.	Short-term borrowings

1)	Bank loans

Mainly represented unsecured revolving loans, letters of credit and bank overdrafts.

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rates were 2.73%-3.63% and 4.80%-5.40% as of December 31, 2022 and 2023, respectively	$772,896	$354,064	$11,563
Unsecured bank loans, annual interest rates were 1.42%-6.50% and 1.55%-7.57% as of December 31, 2022 and 2023, respectively	45,958,234	49,900,124	1,629,658

	46,731,130	50,254,188	1,641,221
Less: financial liabilities for hedging - current (Note 34)	12,204,620	12,516,971	408,784

	$34,526,510	$37,737,217	$1,232,437

2)	Short-term bills payable – only as of December 31, 2023

	NT$	US$ (Note 4)
Commercial papers	$2,790,000	$91,117
Less: Unamortized discounts	2,660	87

	$2,787,340	$91,030

Annual interest rate (%)	1.53-1.54

b.	Long-term borrowings

1)	Bank loans

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Others - repayable through January 2024 to July 2029, annual interest rates were 1.43%-5.26% and 1.43%-5.91% as of December 31, 2022 and 2023, respectively	$79,657,893	$77,318,195	$2,525,088
Mortgage loans (Note 36)
Repayable through January 2024 to November 2039, annual interest rates were 2.85%-4.40% and 2.95%-3.65% as of December 31, 2022 and 2023, respectively	8,333,805	8,142,508	265,921

	87,991,698	85,460,703	2,791,009
Less: current portion	5,041,841	4,096,255	133,777

	$82,949,857	$81,364,448	$2,657,232

.

2)	Long-term bills payable – only as of December 31, 2022

Ta Ching Bills Finance Corporation, redeemed in January 2023 and March 2023, annual interest rate was 0.85%-0.94% as of December 31, 2022	$3,000,000
Cathay United Bank, redeemed in March 2023, annual interest rate was 1.49%-1.56% as of December 31, 2022	9,000,000

12,000,000
Less: unamortized discounts	2,247

$11,997,753